Common shares (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity:
Common shares
	For the years ended
	December 31, 2020		December 31, 2019
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	64,406,891	$95,313,064	68,573,558	$96,656,248
Issuance for Employee Stock Purchase Plan	30,899	14,059	-	-
Shares retired during the year	-	-	(4,166,667)	(1,343,184)
As at the end of the year	64,437,790	95,327,123	64,406,891	95,313,064

	For the Year Ended December 31, 2018
	# of shares	$ amount
As at the beginning of the year	58,161,133	$88,121,286
Shares issued during the year:
Issuance of Common Stock
the Private Placement	10,264,946	8,387,451
Exercise of stock options	6,667	5,067
Transfer from contributed capital
from on the exercise of stock options	-	6,441
Finder’s fee	140,812	136,003
As at the end of the year	68,573,558	96,656,248